OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
SCHEDULE OF OTHER RECEIVABLES

	As of December 31,
	2025	2024

Other receivables (Short term)
GST receivable	$14,009	$13,620
Amount due from Prime Source LLP	106,400	106,400
Due from the prior owners of UAV	1,613,859	1,613,859
Others	13	7,297
Other receivables (short term)	$1,734,281	$1,741,176

Other receivables (Long term)
PJ Finn	$798,320	$743,007
Richard Evans	16,137	15,018
Other Receivables (long term)	$814,457	$758,025
	$2,548,738	$2,499,201